Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value Narrative (Details) - CAD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Carrying Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 24.5	$ 22.3
Estimated Fair Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 29.1	$ 25.3